Disclosure of significant observable inputs used in fair value measurement of equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Total financial assets	$ 114,933	$ 108,209
Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		7,708
Available-for-sale financial assets		25,309
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,375	3,227
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	4,717
Equity securities [Member]
Statement [Line Items]
Available-for-sale financial assets		30,338
Equity securities [Member] | Publicly traded royalty companies [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	29,360
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	60,286
Available-for-sale financial assets		41,627
Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	17,195
Level 1 [Member]
Statement [Line Items]
Total financial assets	106,841	97,274
Level 1 [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Level 1 [Member] | Equity securities [Member]
Statement [Line Items]
Available-for-sale financial assets		30,338
Level 1 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	29,360
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	60,286
Available-for-sale financial assets		41,627
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	17,195
Available-for-sale financial assets		25,309
Level 2 [Member]
Statement [Line Items]
Total financial assets	0	0
Level 2 [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Available-for-sale financial assets		0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Equity securities [Member]
Statement [Line Items]
Available-for-sale financial assets		0
Level 2 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	0
Available-for-sale financial assets		0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	0
Level 3 [Member]
Statement [Line Items]
Total financial assets	8,092	10,935
Level 3 [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		7,708
Available-for-sale financial assets		0
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,375	3,227
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	4,717
Level 3 [Member] | Equity securities [Member]
Statement [Line Items]
Available-for-sale financial assets		0
Level 3 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	0
Available-for-sale financial assets		$ 0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statement [Line Items]
Financial assets at fair value through other comprehensive income	$ 0